Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
the Company is
providing
the following
information
regarding the relationship between executive compensation and the Company’s financial performance for each of the three years in the period ended December 31, 2022. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2022, 2021, and 2020:

Year	Summary Compensation Table Total for First PEO (1)	Compensation Actually Paid to First PEO (1) (2)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (In Millions)	Adjusted EBITDA (in Millions)
							TSR	Peer Group TSR (3)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	N/A	N/A	$15,202,542	$39,196,628	$4,719,589	$11,823,921	$194.07	$140.99	$1,531.4	$2,901.1

2021	N/A	N/A	$14,691,940	$40,278,218	$4,364,561	$12,154,312	$135.07	$108.82	$422.1	$2,052.0

2020	$11,213,260	$3,897,160	$12,102,596	$7,050,069	$3,598,338	$1,236,586	$67.48	$75.04	$(1,325.1)	$1,636.6

(1)
The first and second PEOs reflected in columns (b) and (c) represent Joe Bob Perkins and Matthew J. Meloy, respectively. Both men served as our PEO during periods of the 2020 year. The non-PEO
NEOs reflected in columns (d) and (e) for each of 2020, 2021 and 2022 are as follows: Jennifer R. Kneale, Patrick J. McDonie, D. Scott Pryor and Robert M. Muraro.

(2)
The Company deducted from and added to the Summary Compensation Table total compensation in the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K
as disclosed in columns (c) and (e) for each PEO and
Non-PEO
NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

(3)
The peer group that we have used for purposes of this Pay Versus Performance section is the Alerian US Midstream Energy Index, which is the same index that we use for our stock performance graph each year within our Annual Report on Form
10-K.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
The first and second PEOs reflected in columns (b) and (c) represent Joe Bob Perkins and Matthew J. Meloy, respectively. Both men served as our PEO during periods of the 2020 year. The non-PEO
NEOs reflected in columns (d) and (e) for each of 2020, 2021 and 2022 are as follows: Jennifer R. Kneale, Patrick J. McDonie, D. Scott Pryor and Robert M. Muraro.

Peer Group Issuers, Footnote [Text Block]
The peer group that we have used for purposes of this Pay Versus Performance section is the Alerian US Midstream Energy Index, which is the same index that we use for our stock performance graph each year within our Annual Report on Form
10-K.

Adjustment To PEO Compensation, Footnote [Text Block]

2020

First PEO Summary Compensation Table Totals	$11,213,260

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(9,504,775)

Fair value at year end of equity awards granted during the year	6,867,379

Fair value of equity awards granted and vested during the year	-

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(5,940,176)

Change in fair value of equity awards granted in prior years that vested during the year	28,939

Equity awards granted in prior years that were forfeited during the year	-

Dividends or other earnings paid on equity awards during the year	1,232,533

Total Equity Award Related Adjustments	(7,316,100)

Compensation Actually Paid Totals	$3,897,160

	2022	2021	2020

Second PEO Summary Compensation Table Totals	$15,202,542	$14,691,940	$12,102,596

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(10,675,003)	(10,289,456)	(9,548,519)

Fair value at year end of equity awards granted during the year	15,599,736	22,519,263	7,134,959

Fair value of equity awards granted and vested during the year	-	-	-

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	17,712,899	12,300,127	(3,098,679)

Change in fair value of equity awards granted in prior years that vested during the year	592,841	262,893	12,060

Equity awards granted in prior years that were forfeited during the year	-	-	-

Dividends or other earnings paid on equity awards during the year	763,613	793,451	447,652

Total Equity Award Related Adjustments	23,994,086	25,586,278	(5,052,527)

Compensation Actually Paid Totals	$39,196,628	$40,278,218	$7,050,069

Non-PEO NEO Average Total Compensation Amount	$ 4,719,589	$ 4,364,561	$ 3,598,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,823,921	12,154,312	1,236,586
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020

Non-PEO NEOs Summary Compensation Table Totals	$4,719,589	$4,364,561	$3,598,338

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(2,952,286)	(2,726,230)	(2,529,936)

Fair value at year end of equity awards granted during the year	4,314,273	5,966,563	1,890,448

Fair value of equity awards granted and vested during the year	-	-	-

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	4,942,685	4,008,905	(1,945,193)

Change in fair value of equity awards granted in prior years that vested during the year	319,887	107,348	8,576

Equity awards granted in prior years that were forfeited during the year	-	-	-

Dividends or other earnings paid on equity awards during the year	479,773	433,165	214,353

Total Equity Award Related Adjustments	7,104,332	7,789,751	(2,361,752)

Average Compensation Actually Paid Totals	$11,823,921	$12,154,312	$1,236,586

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures for Fiscal Year 2022
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2022 as further described in our CD&A.

Most Important Financial Performance Measures

Adjusted EBITDA

Distributable Cash Flow per Share

Relative TSR

Total Shareholder Return Amount	$ 194.07	135.07	67.48
Peer Group Total Shareholder Return Amount	140.99	108.82	75.04
Net Income (Loss)	$ 1,531,400,000	$ 422,100,000	$ (1,325,100,000)
Company Selected Measure Amount	2,901,100,000	2,052,000,000	1,636,600,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Cash Flow per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
RSU [Member]
Pay vs Performance Disclosure [Table]
Percentage of Total Compensation to be paid	50.00%
PSU [Member]
Pay vs Performance Disclosure [Table]
Percentage of Total Compensation to be paid	50.00%
Joe Bob Perkins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,213,260
PEO Actually Paid Compensation Amount			$ 3,897,160
PEO Name			Joe Bob Perkins
Matthew J. Meloy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,202,542	$ 14,691,940	$ 12,102,596
PEO Actually Paid Compensation Amount	$ 39,196,628	$ 40,278,218	$ 7,050,069
PEO Name	Matthew J. Meloy	Matthew J. Meloy	Matthew J. Meloy
PEO [Member]
Pay vs Performance Disclosure [Table]
Targeted percentage of Total Compensation to be paid	73.00%
PEO [Member] | Joe Bob Perkins [Member] | Fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (9,504,775)
PEO [Member] | Joe Bob Perkins [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,867,379
PEO [Member] | Joe Bob Perkins [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,940,176)
PEO [Member] | Joe Bob Perkins [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			28,939
PEO [Member] | Joe Bob Perkins [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,232,533
PEO [Member] | Joe Bob Perkins [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,316,100)
PEO [Member] | Matthew J. Meloy [Member] | Fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,675,003)	$ (10,289,456)	(9,548,519)
PEO [Member] | Matthew J. Meloy [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,599,736	22,519,263	7,134,959
PEO [Member] | Matthew J. Meloy [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,712,899	12,300,127	(3,098,679)
PEO [Member] | Matthew J. Meloy [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	592,841	262,893	12,060
PEO [Member] | Matthew J. Meloy [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	763,613	793,451	447,652
PEO [Member] | Matthew J. Meloy [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 23,994,086	25,586,278	(5,052,527)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Targeted percentage of Total Compensation to be paid	64.00%
Non-PEO NEO [Member] | Fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,952,286)	(2,726,230)	(2,529,936)
Non-PEO NEO [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,314,273	5,966,563	1,890,448
Non-PEO NEO [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,942,685	4,008,905	(1,945,193)
Non-PEO NEO [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	319,887	107,348	8,576
Non-PEO NEO [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	479,773	433,165	214,353
Non-PEO NEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,104,332	$ 7,789,751	$ (2,361,752)